Fair Value of Financial Instruments	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 3. Fair Value of Financial Instruments

The Company applies the fair value measurement accounting standard whenever other accounting pronouncements require or permit fair value measurements. Fair value is defined in the accounting standard as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources, while unobservable inputs reflect a reporting entity’s pricing based upon their own market assumptions. The fair value hierarchy consists of the following three levels:

•	Level 1 - Quoted prices for identical instruments in active markets.

•

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 - Instruments whose significant value drivers are unobservable.

On March 31, 2021, the Company’s Level 3 liabilities consisted of the Private Placement warrant liability. The determination of the fair value of warrant liability is discussed in Note 6.

On December 31, 2020, the Company’s Level 3 liabilities consisted of the redeemable convertible preferred stock warrant liability. The determination of the fair value of warrant liability is discussed in Note 6.

The following table provides information by level for the Company’s assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$6,493	$—	$—	$6,493

Total financial assets	$6,493	$—	$—	$6,493

Liabilities
Warrant liabilities	$—	$—	$14,725	$14,725

Total financial liabilities	$—	$—	$14,725	$14,725

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$10,493	$—	$—	$10,493

Total financial assets	$10,493	$—	$—	$10,493

Liabilities
Warrant liabilities	$—	$—	$49,293	$49,293

Total financial liabilities	$—	$—	$49,293	$49,293

Money market funds are included within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

The fair value of the Private Placement warrant and redeemable convertible preferred stock warrant liabilities is based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy. In determining the fair value of the warrant liabilities, the Company used the Black-Scholes option pricing model to estimate the fair value using unobservable inputs including the expected term, expected volatility, risk-free interest rate and dividend yield (see Note 6).

The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments (in thousands):

	Redeemable Convertible Preferred Stock Warrant Liability	Private Placement Warrant Liability	Derivative Liability
Fair value as of January 1, 2020	$(162)	$—	$—
Change in the fair value included in other income (expense), net	—	—	(5,308)

Fair value as of March 31, 2020	(162)	—	(5,308)

	Redeemable Convertible Preferred Stock Warrant Liability	Private Placement Warrant Liability	Derivative Liability
Fair value as of January 1, 2021	(49,293)	—	—
Private placement warrant liability acquired as part of the merger	—	(19,377)	—
Change in the fair value included in other income (expense), net	(8,804)	4,652	—
Issuance of preferred stock upon exercise of warrants	58,097	—	—

Fair value as of March 31, 2021	$—	$(14,725)	$—

Disclosure of Fair Values

Our financial instruments that are not re-measured at fair value include accounts receivable, accounts payable, accrued and other current liabilities, convertible notes and debt. The carrying values of these financial instruments approximate their fair values.